Separate Accounts and Annuity Product Guarantees - Additional Information (Detail) - Investment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Stochastically generated investment performance scenarios	100	100
Mean investment performance assumption	6.50%	6.50%
Volatility assumption	13.40%	13.40%
Mortality assumption		87% of the Annuity
Lapse rates, spike rates	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Description of discount rates	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Stochastically generated investment performance scenarios	1,000	1,000
Mortality assumption		87% of the Annuity
Lapse rates, spike rates	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Volatility assumption period	1 year	1 year